UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-21928

Short-Term Bond Fund of America, Inc.
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (213) 486-9200

Date of fiscal year end: August 31

Date of reporting period: May 31, 2010

Kimberly S. Verdick
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Michael Glazer
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

Short-Term Bond Fund of AmericaSM
Investment portfolio

May 31, 2010
unaudited

Bonds & notes — 82.25%	Principal amount (000)	Value (000)

BONDS & NOTES OF U.S. GOVERNMENT & GOVERNMENT AGENCIES — 47.28%
U.S. Treasury 1.25% 2010	$20,000	$20,100
U.S. Treasury 2.00% 2010	30,000	30,178
U.S. Treasury 2.875% 2010	5,000	5,011
U.S. Treasury 4.375% 2010	10,000	10,221
U.S. Treasury 4.50% 2010	16,000	16,310
U.S. Treasury 5.75% 2010	45,000	45,518
U.S. Treasury 0.875% 2011	25,000	25,112
U.S. Treasury 0.875% 2011	20,000	20,082
U.S. Treasury 0.875% 2011	20,000	20,075
U.S. Treasury 1.00% 2011	25,000	25,148
U.S. Treasury 1.00% 2011	25,000	25,137
U.S. Treasury 1.125% 2011	50,000	50,379
U.S. Treasury 1.75% 2011	65,000	66,082
U.S. Treasury 4.625% 2011	20,000	21,020
U.S. Treasury 4.625% 2011	4,000	4,254
U.S. Treasury 4.875% 2011	25,000	26,016
U.S. Treasury 5.00% 2011	10,000	10,330
U.S. Treasury 5.125% 2011	30,000	31,511
U.S. Treasury 1.375% 2012	30,000	30,387
U.S. Treasury 1.75% 2012	15,000	15,298
U.S. Treasury 4.25% 2012	50,000	53,914
U.S. Treasury 4.50% 2012	25,000	26,759
U.S. Treasury 4.625% 2012	20,000	21,381
U.S. Treasury 4.75% 2012	30,000	32,378
U.S. Treasury 4.875% 2012	65,000	69,682
U.S. Treasury 1.375% 2013	25,000	25,159
U.S. Treasury 3.125% 2013	37,000	38,996
U.S. Treasury 3.125% 2013	10,000	10,545
U.S. Treasury 3.375% 2013	60,000	63,809
U.S. Treasury 3.375% 2013	40,000	42,520
U.S. Treasury 3.50% 2013	25,000	26,683
U.S. Treasury 3.625% 2013	25,000	26,761
U.S. Treasury 3.875% 2013	80,000	86,013
U.S. Treasury 1.75% 2014	25,000	25,107
U.S. Treasury 1.875% 2014	12,500	12,595
U.S. Treasury 2.25% 2014	10,000	10,191
U.S. Treasury 2.50% 2015	5,000	5,102
U.S. Treasury 4.00% 2015	7,500	8,168
U.S. Treasury 4.125% 2015	15,000	16,437
U.S. Treasury 3.875% 2018	25,000	26,591
Fannie Mae 1.00% 2011	30,000	30,088
Fannie Mae 1.75% 2011	35,000	35,313
Fannie Mae 3.625% 2011	10,000	10,344
Fannie Mae 5.50% 2011	2,000	2,077
Fannie Mae 6.00% 2011	16,000	16,817
Fannie Mae 2.00% 2012	40,000	40,770
Fannie Mae 6.125% 2012	12,000	13,118
Fannie Mae 2.75% 2014	20,000	20,610
Freddie Mac 2.875% 2010	34,570	34,966
Freddie Mac 0.315% 20111	20,000	20,010
Freddie Mac 5.25% 2011	10,000	10,519
Freddie Mac 1.75% 2012	25,000	25,378
Freddie Mac 1.625% 2013	40,000	40,160
Federal Home Loan Bank 3.375% 2010	10,000	10,121
Federal Home Loan Bank 3.625% 2010	10,000	10,170
Federal Home Loan Bank 2.875% 2011	10,000	10,189
Federal Home Loan Bank 3.375% 2011	5,000	5,143
Federal Home Loan Bank 5.60% 2011	5,000	5,278
Federal Home Loan Bank 1.75% 2012	12,000	12,182
Federal Home Loan Bank 2.25% 2012	20,000	20,502
Federal Home Loan Bank 4.625% 2012	10,000	10,800
Federal Home Loan Bank 3.625% 2013	40,000	42,522
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 1.25% 2011	10,000	10,072
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc., Series 1, 1.50% 2011	10,000	10,097
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 0.436% 20121	20,000	19,993
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 1.875% 2012	15,000	15,215
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 1.875% 2012	15,000	15,212
United States Government Agency-Guaranteed (FDIC insured), General Electric Capital Corp., Series G, 1.625% 2011	3,000	3,018
United States Government Agency-Guaranteed (FDIC insured), General Electric Capital Corp., Series G, 2.125% 2012	20,000	20,409
United States Government Agency-Guaranteed (FDIC insured), General Electric Capital Corp., Series G, 2.20% 2012	25,000	25,454
United States Government Agency-Guaranteed (FDIC insured), Morgan Stanley 0.654% 20121	15,000	15,080
United States Government Agency-Guaranteed (FDIC insured), Morgan Stanley 2.25% 2012	25,000	25,529
United States Government Agency-Guaranteed (FDIC insured), Goldman Sachs Group, Inc. 0.457% 20121	25,000	25,085
United States Government Agency-Guaranteed (FDIC insured), Goldman Sachs Group, Inc. 3.25% 2012	12,250	12,729
United States Government Agency-Guaranteed (FDIC insured), JPMorgan Chase & Co. 0.535% 20121	15,000	15,115
United States Government Agency-Guaranteed (FDIC insured), JPMorgan Chase & Co. 2.20% 2012	20,000	20,458
United States Government Agency-Guaranteed (FDIC insured), State Street Corp. 1.85% 2011	25,000	25,269
United States Government Agency-Guaranteed (FDIC insured), State Street Corp. 2.15% 2012	10,000	10,219
United States Government Agency-Guaranteed (FDIC insured), GMAC LLC 1.75% 2012	10,000	10,125
United States Government Agency-Guaranteed (FDIC insured), GMAC LLC 2.20% 2012	10,000	10,226
United States Government Agency-Guaranteed (FDIC insured), John Deere Capital Corp. 2.875% 2012	18,000	18,641
United States Government Agency-Guaranteed (FDIC insured), Bank of America Corp. 2.10% 2012	4,165	4,251
United States Government Agency-Guaranteed (FDIC insured), Bank of America Corp. 2.375% 2012	10,000	10,261
Federal Agricultural Mortgage Corp. 3.875% 2011	3,000	3,107
Federal Agricultural Mortgage Corp. 5.50% 20112	7,000	7,349
Federal Farm Credit Banks, Consolidated Systemwide Bonds, 0.35% 20131	8,000	7,988
Private Export Funding Corp. 4.974% 2013	5,000	5,510
United States Government Agency-Guaranteed (FDIC insured), KeyBank NA 3.20% 2012	3,000	3,126
United States Government Agency-Guaranteed (FDIC insured), Sovereign Bancorp, Inc. 2.75% 2012	2,000	2,060
		1,905,635

CORPORATE BONDS & NOTES — 13.20%
Financials — 5.11%
JPMorgan Chase & Co. 5.60% 2011	2,000	2,078
JPMorgan Chase & Co. 5.375% 2012	2,000	2,151
JPMorgan Chase & Co. 3.70% 2015	15,000	15,158
JPMorgan Chase & Co. 4.891% 20151	12,302	12,273
Crédit Agricole CIB 0.848% 20121	17,500	17,399
Metropolitan Life Global Funding I, 0.698% 20111,2	5,000	4,994
Metropolitan Life Global Funding I, 5.125% 20132	2,000	2,159
MetLife Global Funding 5.125% 20142	5,000	5,369
Abbey National Treasury Services PLC 3.875% 20142	12,300	12,119
US Bank NA 6.375% 2011	8,000	8,460
US Bank NA 4.95% 2014	2,000	2,166
Nordea Bank, Series 2, 3.70% 20142	10,000	10,065
New York Life Global Funding 2.25% 20122	5,000	5,077
New York Life Global Funding 5.25% 20122	4,500	4,875
Barclays Bank PLC 2.50% 2013	5,000	4,912
Barclays Bank PLC 5.20% 2014	2,670	2,765
Berkshire Hathaway Finance Corp. 4.60% 2013	6,625	7,125
Bank of Tokyo-Mitsubishi, Ltd. 2.60% 20132	7,000	7,119
BNP Paribas, Series 2, 2.125% 2012	7,000	6,963
Bank of New York Mellon Corp., Series G, 4.95% 2012	4,000	4,319
Bank of New York Mellon Corp., Series G, 5.125% 2013	2,000	2,190
Wells Fargo & Co. 0.524% 20151	3,658	3,416
Wells Fargo & Co. 3.625% 2015	3,000	3,039
PNC Funding Corp. 0.538% 20141	1,000	970
PNC Funding Corp. 5.40% 2014	5,000	5,429
TIAA Global Markets 4.95% 20132	5,500	5,979
Northern Trust Corp. 5.20% 2012	1,000	1,090
Northern Trust Corp. 5.50% 2013	4,200	4,669
Credit Suisse Group AG 5.50% 2014	5,000	5,399
Simon Property Group, LP 4.875% 2010	5,000	5,024
Royal Bank of Scotland PLC 4.875% 2015	5,000	4,948
Merrill Lynch & Co., Inc., Series C, 0.482% 20121	1,000	972
Bank of America Corp. 5.375% 2012	2,000	2,085
Countrywide Financial Corp., Series B, 5.80% 2012	1,500	1,582
Jackson National Life Global 5.375% 20132	3,750	4,018
Monumental Global Funding 5.50% 20132	2,995	3,169
Principal Life Insurance Co. 6.25% 20122	2,600	2,779
Allstate Life Global Funding Trust, Series 2008-4, 5.375% 2013	2,000	2,183
Genworth Global Funding Trust, Series 2007-C, 5.25% 2012	2,000	2,078
Citigroup Inc. 5.50% 2013	2,000	2,062
Hartford Life Insurance Co. 0.403% 20121	2,000	1,974
ACE INA Holdings Inc. 5.875% 2014	1,665	1,844
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 4.375% 20102	1,375	1,395
		205,840

Health care — 2.65%
Roche Holdings Inc. 4.50% 20122	15,000	15,818
Roche Holdings Inc. 5.00% 20142	5,000	5,490
Pfizer Inc. 4.45% 2012	20,000	21,114
Novartis Capital Corp. 1.90% 2013	5,000	5,047
Novartis Capital Corp. 4.125% 2014	15,000	16,044
Merck & Co., Inc. 1.875% 2011	18,870	19,011
GlaxoSmithKline Capital Inc. 4.85% 2013	8,000	8,745
Abbott Laboratories 2.70% 2015	8,000	8,039
Eli Lilly and Co. 3.55% 2012	4,250	4,446
Aetna Inc. 5.75% 2011	1,753	1,830
AstraZeneca PLC 5.40% 2012	1,000	1,092
		106,676

Energy — 1.57%
Shell International Finance BV 1.30% 2011	7,500	7,536
Shell International Finance BV 4.00% 2014	20,000	21,244
Chevron Corp. 3.95% 2014	15,000	15,925
BP Capital Markets PLC 3.125% 2012	10,000	10,154
TransCanada PipeLines Ltd. 3.40% 2015	6,275	6,321
StatoilHydro ASA 2.90% 2014	2,070	2,114
		63,294

Consumer staples — 1.04%
Procter & Gamble Co. 1.35% 2011	5,000	5,019
Procter & Gamble Co. 4.60% 2014	10,000	10,854
Coca-Cola Co. 3.625% 2014	10,000	10,585
Diageo Capital PLC 7.375% 2014	5,000	5,819
Walgreen Co. 4.875% 2013	4,000	4,361
Sysco Corp. 4.20% 2013	2,000	2,135
Sysco Corp. 4.60% 20142	845	911
PepsiCo, Inc. 4.65% 2013	2,000	2,155
		41,839

Telecommunication services — 0.94%
Verizon Global Funding Corp. 7.25% 2010	1,000	1,031
Verizon Communications Inc. 3.75% 2011	14,500	14,859
Verizon Communications Inc. 7.375% 2013	5,000	5,834
Verizon Communications Inc. 5.55% 2014	2,000	2,213
AT&T Inc. 4.95% 2013	7,500	8,078
France Télécom 4.375% 2014	2,800	2,987
Singapore Telecommunications Ltd. 6.375% 20112	2,500	2,671
		37,673

Industrials — 0.57%
Honeywell International Inc. 3.875% 2014	8,400	8,942
Canadian National Railway Co. 4.95% 2014	5,000	5,396
Raytheon Co. 5.375% 2013	2,000	2,205
Raytheon Co. 6.75% 2018	1,225	1,430
John Deere Capital Corp., Series D, 4.90% 2013	3,000	3,270
Caterpillar Financial Services Corp., Series F, 4.85% 2012	750	809
Caterpillar Financial Services Corp., Series F, 4.25% 2013	1,000	1,064
		23,116

Utilities — 0.55%
Duke Energy Ohio, Inc. 2.10% 2013	12,050	12,186
Southern Co., Series 2008-A, 1.165% 20101	2,000	2,003
Alabama Power Co., Series 2007-D, 4.85% 2012	3,750	4,058
Southern Co., Series 2007-A, 5.30% 2012	1,000	1,062
Georgia Power Co., Series 2008-D, 6.00% 2013	2,600	2,931
		22,240

Information technology — 0.53%
Hewlett-Packard Co. 2.25% 2011	7,000	7,087
Hewlett-Packard Co. 2.95% 2012	10,000	10,355
International Business Machines Corp. 0.904% 20111	3,000	3,020
Cisco Systems, Inc. 5.25% 2011	1,000	1,031
		21,493

Consumer discretionary — 0.24%
Walt Disney Co. 4.70% 2012	1,500	1,623
Walt Disney Co. 4.50% 2013	5,000	5,452
McDonald’s Corp., Series I, 4.30% 2013	2,500	2,674
		9,749

Total corporate bonds & notes		531,920

MORTGAGE-BACKED OBLIGATIONS3 — 10.84%
Fannie Mae, Series 2009-M2, Class A1, 2.387% 2019	5,621	5,683
Fannie Mae 4.00% 2019	36,077	37,769
Fannie Mae 4.00% 2019	17,340	18,154
Fannie Mae 4.00% 2019	13,145	13,761
Fannie Mae 4.50% 2020	6,836	7,231
Fannie Mae 4.50% 2020	3,823	4,046
Fannie Mae 4.50% 2020	3,177	3,362
Fannie Mae 4.50% 2021	14,656	15,481
Fannie Mae 4.50% 2021	3,058	3,230
Fannie Mae, Series 2003-48, Class TJ, 4.50% 2022	442	461
Fannie Mae 5.50% 2022	8,088	8,699
Fannie Mae 5.00% 2023	4,245	4,487
Fannie Mae 5.00% 2023	2,918	3,084
Fannie Mae 5.00% 2023	2,023	2,152
Fannie Mae 5.00% 2023	1,677	1,784
Fannie Mae 5.00% 2023	1,436	1,527
Fannie Mae 5.00% 2023	1,376	1,464
Fannie Mae 5.00% 2023	1,280	1,362
Fannie Mae 5.50% 2023	1,077	1,158
Fannie Mae 6.00% 2023	6,981	7,545
Fannie Mae 4.00% 2024	9,549	9,821
Fannie Mae 4.00% 2024	9,180	9,442
Fannie Mae 5.50% 2024	1,611	1,733
Fannie Mae 6.00% 2024	5,157	5,568
Fannie Mae 6.00% 2024	4,277	4,617
Fannie Mae 4.00% 2025	20,000	20,551
Fannie Mae 4.50% 2025	25,016	26,221
Fannie Mae, Series 2007-114, Class A7, 0.543% 20371	7,500	7,404
Fannie Mae 5.243% 20371	2,051	2,175
Fannie Mae 6.589% 20371	351	366
Fannie Mae 5.429% 20381	3,340	3,519
Fannie Mae 3.58% 20391	4,420	4,536
Fannie Mae 3.609% 20391	7,729	7,960
Fannie Mae 3.617% 20391	8,970	9,250
Fannie Mae 3.621% 20391	8,921	9,195
Fannie Mae 3.824% 20391	4,696	4,871
Fannie Mae 3.908% 20391	5,924	6,152
Fannie Mae 3.951% 20391	4,037	4,196
Freddie Mac, Series K003, Class A1, 2.225% 2013	2,224	2,253
Freddie Mac 5.577% 20361	4,649	4,893
Freddie Mac 5.611% 20371	1,049	1,104
Freddie Mac 5.738% 20371	1,253	1,338
Freddie Mac 5.746% 20371	1,626	1,728
Freddie Mac 5.83% 20371	2,067	2,189
Freddie Mac 5.18% 20381	3,214	3,415
Freddie Mac 5.212% 20381	1,775	1,874
Freddie Mac 5.453% 20381	3,793	4,033
Freddie Mac 5.501% 20381	162	171
Freddie Mac 3.902% 20391	3,033	3,138
Freddie Mac 3.907% 20391	5,430	5,613
Freddie Mac 3.525% 20401	23,000	23,696
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2002-C3, Class A-1, 4.20% 2035	1,206	1,230
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-CIBC10, Class A-3, 4.184% 2037	551	550
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2002-CIBC5, Class A-1, 4.372% 2037	194	198
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-CIBC10, Class A-4, 4.529% 2037	1,797	1,819
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC11, Class A-3, 5.197% 2037	1,250	1,285
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-3B, 5.318% 20371	1,731	1,778
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-C1, Class A-2, 4.302% 2038	3,084	3,104
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-PNC1, Class A-2, 4.555% 2041	412	416
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP2, Class A-3, 4.697% 2042	2,500	2,548
CS First Boston Mortgage Securities Corp., Series 2001-CKN5, Class A-4, 5.435% 2034	1,506	1,543
CS First Boston Mortgage Securities Corp., Series 2001-CK3, Class A-4, 6.53% 2034	2,055	2,114
CS First Boston Mortgage Securities Corp., Series 2001-CK6, Class A-3, 6.387% 2036	1,761	1,832
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A-2, 4.183% 2037	517	517
CS First Boston Mortgage Securities Corp., Series 2002-CKN2, Class A-3, 6.133% 2037	2,000	2,116
CS First Boston Mortgage Securities Corp., Series 2004-C4, Class A-2, 3.88% 2039	16	16
CS First Boston Mortgage Securities Corp., Series 2006-C1, Class A-1, 4.367% 2039	2	2
CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A-2FX, 5.207% 20401	973	979
HBOS Treasury Services PLC 5.00% 20112	8,000	8,299
GS Mortgage Securities Corp. II, Series 2001-ROCK, Class A-2FL, 0.638% 20181,2	3,998	3,995
GS Mortgage Securities Corp. II, Series 2001-ROCK, Class C, 6.878% 20182	4,000	4,169
Royal Bank of Canada 3.125% 20152	7,000	7,119
Bank of America 5.50% 20122	5,000	5,328
LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class A-3, 4.647% 2030	1,000	1,013
LB-UBS Commercial Mortgage Trust, Series 2006-C4, Class A-2, 5.868% 20321	4,000	4,054
Salomon Brothers Commercial Mortgage Trust, Series 2000-C3, Class A-2, 6.592% 2033	1,064	1,068
Salomon Brothers Commercial Mortgage Trust, Series 2001-C2, Class A-3, 6.499% 2036	3,404	3,527
Morgan Stanley Capital I Trust, Series 2005-HQ7, Class A-2, 5.208% 20421	1,550	1,618
Morgan Stanley Capital I Trust, Series 2005-IQ11, Class A-2, 5.693% 20421	2,700	2,751
Crown Castle Towers LLC, Series 2010-1, Class C, 4.523% 20352	4,000	4,102
DEPFA ACS Bank 4.75% 2010	3,980	4,038
American General Mortgage Loan Trust, Series 2010-1A, Class A-1, 5.15% 20581,2	3,457	3,456
Banc of America Commercial Mortgage Inc., Series 2001-PB1, Class A-2, 5.787% 2035	629	645
Banc of America Commercial Mortgage Inc., Series 2001-1, Class A-2, 6.503% 2036	1,524	1,559
Banc of America Commercial Mortgage Inc., Series 2005-4, Class A-2, 4.764% 2045	753	765
Greenwich Capital Commercial Funding Corp., Series 2003-C1, Class A-2, 3.285% 2035	428	427
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-2, 5.117% 2037	2,474	2,502
Bear Stearns Commercial Mortgage Securities Trust, Series 2005-PWR7, Class A-2, 4.945% 2041	1,670	1,708
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PWR13, Class A-1, 5.294% 2041	906	924
Thornburg Mortgage Securities Trust, Series 2006-5, Class A-1, 0.463% 20461	2,663	2,594
GMAC Commercial Mortgage Securities, Inc., Series 2004-C1, Class A-2, 4.10% 2038	188	189
GMAC Commercial Mortgage Securities, Inc., Series 2004-C3, Class A-4, 4.547% 2041	1,750	1,763
Wachovia Bank Commercial Mortgage Trust, Series 2002-C2, Class A-3, 4.44% 2034	532	541
Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class A-6A, 5.11% 20421	1,000	1,026
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class A-1, 5.203% 2045	261	262
GE Commercial Mortgage Corp., Series 2004-C1, Class A-2, 3.915% 2038	186	187
GE Commercial Mortgage Corp., Series 2005-C3, Class A-4, 5.046% 20451	590	591
GE Commercial Mortgage Corp., Series 2005-C1, Class A-2, 4.353% 2048	1,013	1,015
Nationwide Building Society, Series 2007-2, 5.50% 20122	1,500	1,611
Morgan Stanley Dean Witter Capital I Trust, Series 2000-LIFE2, Class A-2, 7.20% 2033	1,503	1,512
COBALT CMBS Commerical Mortgage Trust, Series 2006-C1, Class A-2, 5.174% 2048	1,257	1,290
Merrill Lynch Mortgage Trust, Series 2002-MW1, Class A-3, 5.403% 2034	849	866
Merrill Lynch Mortgage Trust, Series 2005-MKB2, Class A-2, 4.806% 2042	127	127
Merrill Lynch Mortgage Trust, Series 2005-LC1, Class A-2, 5.202% 20441	262	264
Citigroup Commercial Mortgage Trust, Series 2006-C4, Class A-1, 5.729% (undated)1	1,169	1,189
GE Capital Commercial Mortgage Corp., Series 2002-3, Class A-1, 4.229% 2037	230	233
GE Capital Commercial Mortgage Corp., Series 2002-3, Class A-2, 4.996% 2037	500	521
Commercial Mortgage Trust, Series 2004-LNB2, Class A-3, 4.221% 2039	363	365
Cendant Mortgage Capital LLC, Series 2003-2P, Class A-1, 5.457% 20191,2	109	109
		436,831

BONDS & NOTES OF GOVERNMENTS & GOVERNMENT AGENCIES OUTSIDE THE U.S. — 6.15%
Australia Government Agency-Guaranteed, National Australia Bank 0.795% 20141,2	15,000	15,025
Australia Government Agency-Guaranteed, National Australia Bank 3.375% 20142	16,000	16,610
Province of Ontario 0.61% 20121	15,000	15,017
Province of Ontario, Series 1, 1.875% 2012	15,000	15,123
France Government Agency-Guaranteed, Société Finance 2.25% 20122	20,985	21,386
France Government Agency-Guaranteed, Société Finance 3.375% 20142	5,000	5,215
Europe Government Agency-Guaranteed, Dexia Credit Local 0.544% 20121,2	25,000	24,994
New Zealand Government Agency-Guaranteed, Westpac Securities Co. 2.50% 20122	18,000	18,353
New Zealand Government Agency-Guaranteed, Westpac Securities Co. 3.45% 20142	3,550	3,711
Sweden Government Agency-Guaranteed, Swedbank AB 2.90% 20132	20,000	20,649
Australia and New Zealand Government Agency-Guaranteed, Australia and	20,000	20,073
New Zealand Banking Group Ltd. 0.541% 20121,2
Denmark Government Agency-Guaranteed, Danish Finance Co. 0.645% 20102	12,580	12,582
Denmark Government Agency-Guaranteed, Danish Finance Co. 2.45% 20122	6,250	6,384
Denmark Government Agency-Guaranteed, Danske Bank 0.834% 20121,2	17,500	17,516
United Kingdom Government Agency-Guaranteed, Lloyds TSB Bank PLC 2.80% 20122	15,000	15,354
Australia Government Agency-Guaranteed, Commonwealth Bank of Australia 0.784% 20141,2	10,000	10,089
United Kingdom Government Agency-Guaranteed, Royal Bank of Scotland Group PLC 0.798% 20121,2	10,000	10,013
		248,094

ASSET-BACKED OBLIGATIONS3 — 3.39%
Reliant Energy Transition Bond Company LLC, Series 2001-1, Class A-4, 5.63% 2015	15,499	16,659
CenterPoint Energy Transition Bond Company III, LLC, Series 2008, Class A-1, 4.192% 2020	919	983
Honda Auto Receivables Owner Trust, Series 2007-2, Class A-3, 5.46% 2011	1	1
Honda Auto Receivables Owner Trust, Series 2007-1, Class A-4, 5.09% 2013	1,357	1,367
Honda Auto Receivables Owner Trust, Series 2010-2, Class A-3, 1.34% 2014	7,200	7,182
CarMax Auto Owner Trust, Series 2008-2, Class A-3a, 4.99% 2012	3,000	3,086
CarMax Auto Owner Trust, Series 2007-2, Class A-4, 5.27% 2012	5,000	5,175
Citibank Credit Card Issuance Trust, Class 2001-A7, 0.571% 20131	2,000	1,997
Citibank Credit Card Issuance Trust, Class 2004-A7, 0.574% 20131	2,000	1,995
Citibank Credit Card Issuance Trust, Class 2007-A7, 0.69% 20141	3,000	3,007
PG&E Energy Recovery Funding LLC, Series 2005-1, Class A-3, 4.14% 2012	107	107
PG&E Energy Recovery Funding LLC, Series 2005-1, Class A-4, 4.37% 2014	2,275	2,363
PG&E Energy Recovery Funding LLC, Series 2005-2, Class A-2, 5.03% 2014	3,644	3,778
Chase Issuance Trust, Series 2007-A9, Class A, 0.367% 20141	3,000	2,987
Chase Issuance Trust, Series 2008-13, Class A, 1.757% 20151	3,000	3,115
John Deere Owner Trust, Series 2008, Class A-4, 4.89% 2015	5,750	5,993
PECO Energy Transition Trust, Series 2001-A, Class A-1, 6.52% 2010	5,499	5,583
World Omni Auto Receivables Trust, Series 2008-A, Class A-4, 4.74% 2013	2,000	2,096
World Omni Auto Receivables Trust, Series 2010-A, Class A-4, 2.21% 2015	3,300	3,326
FPL Recovery Funding LLC, Series 2007-A, Class A-1, 5.053% 2013	1,973	1,994
FPL Recovery Funding LLC, Series 2007-A, Class A-2, 5.044% 2015	3,000	3,210
BA Credit Card Trust, Series 2006-6, Class A, 0.367% 20131	4,000	3,991
BA Credit Card Trust, Series 2006-A16, Class A, 4.72% 2013	900	918
Discover Card Master Trust I, Series 2006-1, Class A2, 0.387% 20131	4,750	4,741
JCP&L Transition Funding II LLC, Transition Bonds, Series 2006-A, Class A-2, 5.41% 2016	4,000	4,427
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2009-2A, Class A-1, 4.26% 20142	4,000	4,143
Detroit Edison Securitization Funding LLC, Series 2001-1, Class A-6, 6.62% 2016	3,500	4,075
Washington Mutual Master Note Trust, Series 2007-A4A, Class A-4, 5.20% 20142	2,000	2,032
Washington Mutual Master Note Trust, Series 2006-A2A, Class A, 0.387% 20151,2	2,000	1,987
MBNA Credit Card Master Note Trust, Series 2004-8, Class A, 0.487% 20141	2,000	1,997
MBNA Credit Card Master Note Trust, Series 2005-10, Class A, 0.397% 20151	2,000	1,982
Nissan Auto Receivables Owner Trust, Series 2008-A, Class A-4, 4.28% 2014	3,500	3,628
DaimlerChrysler Auto Trust, Series 2006-B, Class A-4, 5.38% 2011	174	174
DaimlerChrysler Auto Trust, Series 2008-B, Class A-3a, 4.71% 2012	3,000	3,055
AEP Texas Central Transitioning Funding II LLC, Secured Transition Bonds, Series A, Class A-2, 4.98% 2015	2,817	2,964
Prestige Auto Receivables Trust, Series 2007-1, Class A-3, FSA insured, 5.58% 20142	2,628	2,743
CPS Auto Receivables Trust, Series 2007-A, Class A-4, MBIA insured, 5.05% 20132	1,412	1,453
CPS Auto Receivables Trust, Series 2007-B, Class A-4, FSA insured, 5.60% 20142	980	1,016
Triad Automobile Receivables Trust, Series 2006-A, Class A-4, AMBAC insured, 4.88% 2013	2,095	2,142
CPL Transition Funding LLC, Series 2002-1, Class A-4, 5.96% 2015	1,825	1,966
CL&P Funding LLC, Series 2001-1, Class A-5, 6.21% 2011	1,644	1,674
Ford Credit Auto Owner Trust, Series 2008-A, Class A-4, 4.37% 2012	1,500	1,555
Consumers Funding LLC, Series 2001-1, Class A-5, 5.43% 2015	1,441	1,532
Long Beach Acceptance Auto Receivables Trust, Series 2007-A, Class A-4, FSA insured, 5.025% 2014	1,212	1,242
Nissan Auto Lease Trust, Series 2008-A, Class A-3a, 5.14% 2011	1,050	1,058
AmeriCredit Automobile Receivables Trust, Series 2007-C-M, Class A-4-A, MBIA insured, 5.55% 2014	1,000	1,047
Massachusetts RRB Special Purpose Trust, Series 2005-1, Class A-3, 4.13% 2013	903	924
RSB BondCo LLC, Series A, Class A-1, 5.47% 2014	872	919
Capital One Multi-asset Execution Trust, Series 2006-2, Class A, 4.85% 2013	825	845
Wachovia Auto Loan Owner Trust, Series 2007-1, Class A-3A, 5.29% 2012	264	267
TXU Electric Delivery Transition Bond Co. LLC, Series 2004-1, Class A-2, 4.81% 2014	159	167
Cendant Timeshare Receivables Funding, LLC, Series 2005-1, Class A-1, FGIC insured, 4.67% 20172	87	82
West Penn Funding LLC, Transition Bonds, Series 2005-A, Class A-1, 4.46% 20102	28	28
		136,778

MUNICIPALS — 1.39%
State of Illinois, General Obligation Bonds, Taxable Series of January 2010, 1.823% 2011	5,000	5,029
State of Illinois, General Obligation Bonds, Taxable Series of January 2010, 2.766% 2012	5,000	5,042
State of Illinois, General Obligation Bonds, Taxable Series of January 2010, 3.321% 2013	15,000	15,255
State of New York, Urban Development Corp., State Personal Income Tax Revenue Bonds (General Purpose),
Series 2009-D, 2.032% 2012	8,580	8,738
State of Maryland, Howard Hughes Medical Institute, Taxable Bonds, 3.45% 2014	6,300	6,613
State of Mississippi, Taxable General Obligation Bonds, Series 2009-D, 1.535% 2011	2,500	2,527
State of Mississippi, Taxable General Obligation Bonds, Series 2009-D, 3.048% 2014	2,510	2,571
State of California, Irvine Ranch Water District Joint Powers Agency, Taxable Refunding Bonds, Issue 2,
Series 2010, 1.784% 2012	4,000	4,045
State of Georgia, Municipal Electric Authority, Project One Bonds, Taxable Series 2009-A, 5.00% 2012	3,000	3,143
State of Wisconsin, General Fund Annual Appropriation Refunding Bonds, Series 2008-A, FSA insured, 3.479% 2011	3,000	3,065
		56,028

Total bonds & notes (cost: $3,249,619,000)		3,315,286

Short-term securities — 17.70%

Fannie Mae 0.185%–0.54% due 6/23/2010–4/11/2011	166,700	166,533
Jupiter Securitization Co., LLC 0.22%–0.32% due 6/1–6/24/20102	60,900	60,890
Nestlé Capital Corp. 0.23%–0.26% due 7/13–8/11/20102	40,700	40,688
Nestlé Finance International Ltd. 0.20% due 6/7/2010	17,200	17,199
Freddie Mac 0.20%–0.33% due 7/23–9/15/2010	57,400	57,374
General Electric Capital Services, Inc. 0.20%–0.31% due 6/2–7/13/2010	45,000	44,993
General Electric Capital Corp. 0.22% due 6/16/2010	11,500	11,499
U.S. Treasury Bills 0.25%–0.332% due 6/17–7/15/2010	38,700	38,694
GDF SUEZ 0.30% due 6/11/20102	33,000	32,997
Bank of Nova Scotia 0.265% due 7/23/2010	32,600	32,591
Calyon North America Inc. 0.25% due 6/3/2010	30,000	29,999
Toronto-Dominion Holdings USA Inc. 0.27% due 8/17/20102	28,700	28,685
BNP Paribas Finance Inc. 0.215% due 6/22/2010	25,000	24,996
Straight-A Funding LLC 0.26% due 7/12/20102	24,900	24,892
Emerson Electric Co. 0.23% due 7/27/20102	20,700	20,693
Honeywell International Inc. 0.60% due 12/27/20102	15,000	14,964
British Columbia (Province of) 0.34% due 10/28/2010	14,900	14,882
NetJets Inc. 0.25% due 7/7/20102	14,700	14,696
International Bank for Reconstruction and Development 0.24% due 6/29/2010	13,700	13,698
Total Capital SA 0.21% due 6/1/20102	13,500	13,500
Eni Finance USA Inc. 0.22% due 6/4/20102	8,900	8,900

Total short-term securities (cost: $713,264,000)		713,363

Total investment securities (cost: $3,962,883,000)		4,028,649
Other assets less liabilities		2,110

Net assets		$4,030,759

1Coupon rate may change periodically.

2Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $631,887,000, which represented 15.68% of the net assets of the fund.

3Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

Valuation disclosures

The fund’s investments are reported at fair value as defined by accounting principles generally accepted in the United States of America. The fund generally determines its net asset value as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained as of approximately 3:00 p.m. New York time from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Where the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Some securities may be valued based on their effective maturity or average life, which may be shorter than the stated maturity.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the fund’s board of directors. Various inputs may be reviewed in order to make a good faith determination of a security’s fair value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Classifications — The fund classifies its assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of May 31, 2010 (dollars in thousands):

Investment securities:	Level 1	Level 2	Level 3	Total
Bonds & notes:
Bonds & notes of U.S. government & government agencies	$—	$1,905,635	$—	$1,905,635
Corporate bonds & notes	—	531,920	—	531,920
Mortgage-backed obligations	—	436,831	—	436,831
Bonds & notes of governments & government agencies outside the U.S.	—	248,094	—	248,094
Asset-backed obligations	—	136,778	—	136,778
Municipals	—	56,028	—	56,028
Short-term securities	—	713,363	—	713,363
Total	$—	$4,028,649	$—	$4,028,649

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the nine months ended May 31, 2010 (dollars in thousands):

	Beginning value at 9/1/2009	Net transfers out of Level 3*	Ending value at 5/31/2010
Investment securities	$6,975	$(6,975)	$—

*Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$66,511
Gross unrealized depreciation on investment securities	(746)
Net unrealized appreciation on investment securities	65,765
Cost of investment securities for federal income tax purposes	3,962,884

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

MFGEFP-948-0710O-S25504

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SHORT-TERM BOND FUND OF AMERICA, INC.

By /s/ David A. Hoag
David A. Hoag, President and Principal Executive Officer

Date: July 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ David A. Hoag
David A. Hoag, President and Principal Executive Officer

Date: July 29, 2010

By /s/ Karl C. Grauman
Karl C. Grauman, Treasurer and Principal Financial Officer

Date: July 29, 2010